Description of Business and Business Combination - Merger with ACE Convergence Acquisition Corp - Earnout Arrangement With Holders Of Legacy Tempo Common Stock And Outstanding Equity Awards (Details)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Nov. 22, 2022 USD ($)
Description of Business and Business Combination [Line Item]
Exchange Ratio	0.1705
Earnout liabilities	$ 1,173	$ 5,300
Change in fair value of earnout liabilities	$ 4,149
Earnout Arrangement with holders of Legacy Tempo common stock and outstanding equity awards
Description of Business and Business Combination [Line Item]
Exchange Ratio	0.1705
Number of Earnout Shares agreed to be issued to Legacy Tempo shareholders | shares	7,000,000
Number of Earnout Shares accounted for under ASC 718, given to common stock, option and RSU holders that are held by current employees and directors | shares	1,824,463
Number Of Earnout Shares, Classified As Liability Under ASC 815-40 | shares	5,175,537
Earnout liabilities	$ 400
Change in fair value of earnout liabilities	$ 4,900
Earnout Arrangement with holders of Legacy Tempo common stock and outstanding equity awards | Earnout Shares, Tranche One
Description of Business and Business Combination [Line Item]
Number Of Earnout Shares Agreed To Be Issued Upon Achievement Of Earnout Milestones | shares	3,500,000
Adjusted EBITDA To Be Achieved In A Single Quarter	$ 5,000
Period For Achieving Earnout Milestones	5 years
Earnout Arrangement with holders of Legacy Tempo common stock and outstanding equity awards | Earnout Shares, Tranche Two
Description of Business and Business Combination [Line Item]
Number Of Earnout Shares Agreed To Be Issued Upon Achievement Of Earnout Milestones | shares	3,500,000
Sales To Be Achieved In A Single Quarter	$ 15,000
Period For Achieving Earnout Milestones	5 years